Derivative financial instrument (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2025 USD ($) oz	Jun. 30, 2026 USD ($) $ / oz oz	Jun. 30, 2025 USD ($)	Nov. 21, 2025 USD ($)	Nov. 12, 2025 USD ($)
Derivative financial instruments
Derivative financial assets	$ 8,227	$ 16,568
Current	954	2,286
Non-current	7,273	14,282
Premium payable for put option	4,176
Acquisition of put options		23,614	$ 1,592
Auramet payable
Derivative financial instruments
Principal value		$ 0
Nominal interest rate		10.00%
Put options
Derivative financial instruments
Derivative financial assets	$ 8,227	$ 12,216
Acquisition of put options		$ 9,176	$ 1,592
Put options purchased on November 12, 2025
Derivative financial instruments
Derivative contract, number of ounces of gold hedged | oz	60,000	54,000
Derivative contract, gold strike price | $ / oz		3,500
Premium payable for put option					$ 8,838
Acquisition of put options	$ 3,838
Put options purchased on November 12, 2025 | Auramet payable
Derivative financial instruments
Principal value	$ 5,000
Nominal interest rate	10.00%
Put options purchased on November 21, 2025
Derivative financial instruments
Derivative contract, number of ounces of gold hedged | oz	48,000	36,000
Derivative contract, gold strike price | $ / oz		3,500
Premium payable for put option				$ 4,176
Capped call options
Derivative financial instruments
Derivative financial assets		$ 4,352
Acquisition of put options		$ 14,438